BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013
Current Assets:
Cash
Total Current Assets
Total Assets	2,500	2,500
Other assets:
Farmout Agreement	2,500	2,500
Total Other Assets	2,500	2,500
Current liabilities
Accounts payable
Total Current Liabilities
Stockholders' Equity
Common stock, $0.001 par value; 50,000,000 shares authorized, 3,220,000 shares issued and outstanding at March 31, 2014 and December 31, 2013, respectively	3,220	3,220
Additional paid-in capital	9,780	1,380
Deficit accumulated during the development stage	(10,500)	(2,100)
Total Stockholders' Equity	2,500	2,500
Total liabilities and stockholders' equity	$ 2,500	$ 2,500